Average Annual Total Returns - FidelitySeriesRealEstateIncomeFund-PRO - FidelitySeriesRealEstateIncomeFund-PRO - Fidelity Series Real Estate Income Fund	Sep. 29, 2023
Fidelity Series Real Estate Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.79%)
Past 5 years	3.70%
Past 10 years	5.22%
Fidelity Series Real Estate Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.34%)
Past 5 years	1.37%
Past 10 years	3.04%
Fidelity Series Real Estate Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.23%)
Past 5 years	2.10%
Past 10 years	3.45%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1677
Average Annual Return:
Past 1 year	(17.79%)
Past 5 years	0.60%
Past 10 years	3.11%